Severance and Restructuring Costs - Schedule of Restructuring Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Accrued severance and restructuring charges, beginning balance	$ 908
Accrued severance and restructuring charges, ending balance	136	$ 908
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Accrued severance and restructuring charges, beginning balance	908	2,886	$ 456
Severance and restructuring expenses accrued	626	773	8,522
Severance and restructuring related cash payments	(1,398)	(2,751)	(4,939)
Accrued severance and restructuring charges, ending balance	$ 136	$ 908	2,886
Stock based compensation			$ (1,153)